Related party transactions - Narrative (Details) - Lacoop, A.C. and Lacoop II, S. C. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Other receivables, related party	$ 1,761	$ 2,325
Accounts payable, related party	$ (508)	$ 0